SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
Summary of financial information by segment
Reportable Segment Measures

AS AT AND FOR THE YEAR ENDED DEC. 31, 2017 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Segments	Notes
External revenues	$286	$6,824	$2,788	$3,859	$24,220	$2,447	$362	$40,786
Inter-segment revenues	1,181	38	—	12	357	—	—	1,588	i
Segmented revenues	1,467	6,862	2,788	3,871	24,577	2,447	362	42,374
FFO from equity accounted investments	—	904	23	904	229	1	8	2,069	ii
Interest expense	—	(1,901)	(691)	(453)	(237)	(83)	(261)	(3,626)	iii
Current income taxes	—	(63)	(39)	(111)	(84)	(46)	57	(286)	iv
Funds from operations	970	2,004	270	345	333	34	(146)	3,810	v
Common equity	312	16,725	4,944	2,834	4,215	2,915	(7,893)	24,052
Equity accounted investments	—	19,596	509	8,793	2,385	346	365	31,994
Additions to non-current assets[1]	—	10,025	7,555	7,991	6,307	74	328	32,280

1.	Includes equity accounted investments, investment properties, property, plant and equipment, sustainable resources, intangible assets and goodwill

AS AT AND FOR THE YEAR ENDED DEC. 31, 2016 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Segments	Notes
External revenues	$348	$6,324	$2,474	$2,414	$9,603	$3,019	$229	$24,411
Inter-segment revenues	972	14	—	—	359	—	6	1,351	i
Segmented revenues	1,320	6,338	2,474	2,414	9,962	3,019	235	25,762
FFO from equity accounted investments	—	896	9	683	163	6	(6)	1,751	ii
Interest expense	—	(1,736)	(615)	(409)	(147)	(91)	(241)	(3,239)	iii
Current income taxes	—	(21)	(43)	(35)	(40)	(51)	(23)	(213)	iv
Funds from operations	866	1,561	180	374	405	63	(212)	3,237	v
Common equity	328	16,727	4,826	2,697	2,862	2,679	(7,620)	22,499
Equity accounted investments	—	16,628	206	7,346	336	374	87	24,977
Additions to non-current assets[1]	—	12,311	6,899	5,105	359	93	59	24,826

1.	Includes equity accounted investments, investment properties, property, plant and equipment, sustainable resources, intangible assets and goodwill

Summary of reconciliation of FFO from equity accounted investments
The following table reconciles the company’s consolidated equity accounted income to FFO from equity accounted investments.

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016
Consolidated equity accounted income	$1,213	$1,293
Non-FFO items from equity accounted investments[1]	856	458
FFO from equity accounted investments	$2,069	$1,751

1.
Adjustment to back out non-FFO expenses (income) that are included in consolidated equity accounted income including depreciation and amortization, deferred taxes and fair value changes from equity accounted investments

Schedule of components of income tax expense
The following table reconciles consolidated income taxes to current income taxes by segment:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016
Current tax recovery (expense)	$(286)	$(213)
Deferred income tax recovery (expense)	(327)	558
Income tax recovery (expense)	$(613)	$345
The major components of income tax expense for the years ended December 31, 2017 and 2016 are set out below:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016
Current income taxes	$286	$213
Deferred income tax expense/(recovery)
Origination and reversal of temporary differences	499	384
Recovery arising from previously unrecognized tax assets	3	27
Change of tax rates and new legislation	(175)	(969)
Total deferred income taxes	327	(558)
Income taxes	$613	$(345)

Summary of reconciliation of FFO to net income
The following table reconciles net income to total FFO:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Note	2017	2016
Net income		$4,551	$3,338
Realized disposition gains in fair value changes or prior periods	vi	1,116	766
Non-controlling interests in FFO		(4,964)	(2,917)
Financial statement components not included in FFO
Equity accounted fair value changes and other non-FFO items		856	458
Fair value changes		(421)	130
Depreciation and amortization		2,345	2,020
Deferred income taxes		327	(558)
Total FFO		$3,810	$3,237

Summary of financial information by geographic regions
The company’s revenues by location of operations are as follows:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016
United States	$8,284	$8,073
Canada	5,883	4,427
United Kingdom	15,106	2,858
Other Europe	617	465
Australia	4,405	3,843
Brazil	3,206	1,737
Colombia	970	975
Other	2,315	2,033
	$40,786	$24,411
The company’s consolidated assets by location are as follows:

AS AT DEC. 31 (MILLIONS)	2017	2016
United States	$84,860	$75,556
Canada	21,897	19,324
United Kingdom	20,005	15,740
Other Europe	3,979	4,460
Australia	14,501	12,920
Brazil	23,931	12,807
Colombia	7,362	7,296
Other	16,185	11,723
	$192,720	$159,826

Summary of external revenues within operating segments
Total external revenues within our operating segments are as follows:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016
Asset management	$286	$348
Real estate
Core office	2,121	2,170
Opportunistic and other	4,703	4,154
Renewable power
Hydroelectric	2,183	2,055
Wind energy, solar, storage & other	605	419
Infrastructure
Utilities	1,785	825
Transport	1,290	892
Energy	460	398
Sustainable resources and other	324	299
Private equity
Construction services	4,650	4,028
Business services	16,224	2,006
Energy	280	441
Industrial and other operations	3,066	3,128
Residential development	2,447	3,019
Corporate activities	362	229
	$40,786	$24,411